SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
SECURITIZATIONS AND VARIABLE INTEREST ENTITIES
Schedule of consolidated and unconsolidated VIEs with which the Company holds significant variable interests
Citigroup’s involvement with consolidated and unconsolidated VIEs with which the Company holds significant variable interests or has continuing involvement through servicing a majority of the assets in a VIE is presented below:

	As of December 31, 2015
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$54,916	$54,916	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	217,291	—	217,291	3,571	—	—	95	3,666
Non-agency-sponsored	13,036	1,586	11,450	527	—	—	1	528
Citi-administered asset-backed commercial paper conduits (ABCP)	21,280	21,280	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	16,719	—	16,719	3,150	—	—	86	3,236
Asset-based financing	58,862	1,364	57,498	21,270	269	3,616	436	25,591
Municipal securities tender option bond trusts (TOBs)	8,572	3,830	4,742	2	—	3,100	—	3,102
Municipal investments	20,290	44	20,246	2,196	2,487	2,335	—	7,018
Client intermediation	434	335	99	49	—	—	—	49
Investment funds(5)	1,730	842	888	13	138	102	—	253
Other	4,915	597	4,318	292	554	—	52	898
Total(6)	$418,045	$84,794	$333,251	$31,070	$3,448	$9,153	$670	$44,341

	As of December 31, 2014
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$60,271	$60,271	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	247,590	—	247,590	5,205	—	—	110	5,315
Non-agency-sponsored	15,110	1,304	13,806	575	—	—	1	576
Citi-administered asset-backed commercial paper conduits (ABCP)	29,181	29,181	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	15,440	—	15,440	1,958	—	—	86	2,044
Asset-based financing	45,555	1,151	44,404	17,712	63	2,014	333	20,122
Municipal securities tender option bond trusts (TOBs)	12,278	6,671	5,607	3	—	3,669	—	3,672
Municipal investments	21,375	70	21,305	1,930	2,180	2,222	—	6,332
Client intermediation	187	137	50	6	—	—	10	16
Investment funds(5)	2,139	1,096	1,043	16	185	124	—	325
Other	8,214	2,909	5,305	183	1,451	23	73	1,730
Total(6)	$457,340	$102,790	$354,550	$27,588	$3,879	$8,052	$613	$40,132

(1)	The definition of maximum exposure to loss is included in the text that follows this table.

(2)	Included on Citigroup’s December 31, 2015 and 2014 Consolidated Balance Sheet.

(3)
A significant unconsolidated VIE is an entity where the Company has any variable interest or continuing involvement considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.

(4)
Citigroup mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-securitizations” below for further discussion.

(5) Substantially all of the unconsolidated investment funds’ assets are related to retirement funds in Mexico managed by Citi. See “Investment Funds” below for further discussion.
(6) Citi’s total involvement with Citicorp SPE assets was $383.2 billion and $407.4 billion as of December 31, 2015 and 2014, respectively, with the remainder related to Citi Holdings.

Schedule of funding commitments of unconsolidated Variable Interest Entities
The following table presents the notional amount of liquidity facilities and loan commitments that are classified as funding commitments in the VIE tables above:

	December 31, 2015		December 31, 2014
In millions of dollars	Liquidity facilities	Loan / equity commitments	Liquidity facilities	Loan / equity commitments
Asset-based financing	$5	$3,611	$5	$2,009
Municipal securities tender option bond trusts (TOBs)	3,100	—	3,669	—
Municipal investments	—	2,335	—	2,222
Investment funds	—	102	—	124
Other	—	—	—	23
Total funding commitments	$3,105	$6,048	$3,674	$4,378

Schedule of carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE and SPE obligations
The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

In billions of dollars	December 31, 2015	December 31, 2014
Cash	$0.2	$0.3
Trading account assets	0.6	0.7
Investments	5.3	8.0
Total loans, net of allowance	78.6	93.2
Other	0.1	0.6
Total assets	$84.8	$102.8
Short-term borrowings	$14.0	$22.7
Long-term debt	31.3	40.1
Other liabilities	2.1	0.9
Total liabilities(1)	$47.4	$63.7

(1)
The total liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of Citi were $45.3 billion and $61.2 billion as of December 31, 2015 and 2014, respectively. Liabilities of consolidated VIEs for which creditors or beneficial interest holders have recourse to the general credit of Citi comprise two items included in the above table: (i) credit enhancements provided to consolidated Citi-administered commercial paper conduits in the form of letters of credit of $1.9 billion and $2.3 billion at December 31, 2015 and 2014, respectively; and (ii) credit guarantees provided by Citi to certain consolidated municipal tender option bond trusts of $82 million and $198 million at December 31, 2015 and 2014, respectively.

Schedule of significant interests in unconsolidated VIEs - balance sheet classification
The following table presents the carrying amounts and classification of significant variable interests in unconsolidated VIEs:

In billions of dollars	December 31, 2015	December 31, 2014
Cash	$0.1	$—
Trading account assets	6.2	7.6
Investments	3.0	2.6
Total loans, net of allowance	23.6	19.6
Other	1.7	1.7
Total assets	$34.6	$31.5

Schedule of securitized credit card receivables
The following table reflects amounts related to the Company’s securitized credit card receivables:

In billions of dollars	December 31, 2015	December 31, 2014
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$29.7	$37.0
Retained by Citigroup as trust-issued securities	9.4	10.1
Retained by Citigroup via non-certificated interests	16.5	14.2
Total	$55.6	$61.3

The following tables summarize selected cash flow information related to Citigroup’s credit card securitizations:

In billions of dollars	2015	2014	2013
Proceeds from new securitizations	$—	$12.6	$11.7
Pay down of maturing notes	(7.4)	(7.8)	(2.2)

Schedule of Master Trust liabilities (at par value)
Master Trust Liabilities (at Par Value)

In billions of dollars	Dec. 31, 2015	Dec. 31, 2014
Term notes issued to third parties	$28.4	$35.7
Term notes retained by Citigroup affiliates	7.5	8.2
Total Master Trust liabilities	$35.9	$43.9

Schedule of Omni Trust liabilities (at par value)
Omni Trust Liabilities (at Par Value)

In billions of dollars	Dec. 31, 2015	Dec. 31, 2014
Term notes issued to third parties	$1.3	$1.3
Term notes retained by Citigroup affiliates	1.9	1.9
Total Omni Trust liabilities	$3.2	$3.2

Schedule of cash flow information, mortgage securitizations
The following tables summarize selected cash flow information related to Citigroup mortgage securitizations:

	2015		2014	2013
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	Agency- and non-agency-sponsored mortgages	Agency- and non-agency-sponsored mortgages
Proceeds from new securitizations(1)	$25.6	$12.1	$39.6	$72.7
Contractual servicing fees received	0.5	—	0.5	0.7
Cash flows received on retained interests and other net cash flows	0.1	—	0.1	0.1

(1) The proceeds from new securitizations in 2015 include $0.7 billion related to personal loan securitizations.

Schedule of key assumptions used in measuring fair value of retained interest at the date of sale or securitization of mortgage receivables
Key assumptions used in measuring the fair value of retained interests at the date of sale or securitization of mortgage receivables were as follows:

	December 31, 2015
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 11.3%	2.0% to 3.2%	2.9% to 12.1%
Weighted average discount rate	8.0%	2.9%	5.2%
Constant prepayment rate	5.7% to 34.9%	—	2.8% to 8.0%
Weighted average constant prepayment rate	11.7%	—	3.5%
Anticipated net credit losses(2)	NM	40.0%	38.1% to 92.0%
Weighted average anticipated net credit losses	NM	40.0%	70.6%
Weighted average life	3.5 to 10.4 years	2.5 to 9.8 years	8.9 to 12.9 years

	December 31, 2014
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 14.7%	1.4% to 6.6%	2.6% to 9.1%
Weighted average discount rate	11.0%	4.2%	7.8%
Constant prepayment rate	0.0% to 23.1%	0.0% to 7.0%	0.5% to 8.9%
Weighted average constant prepayment rate	6.2%	5.4%	3.2%
Anticipated net credit losses(2)	NM	40.0% to 67.1%	8.9% to 58.5%
Weighted average anticipated net credit losses	NM	56.3%	43.1%
Weighted average life	0.0 to 9.7 years	2.6 to 11.1 years	3.0 to 14.5 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations
The key assumptions used to value retained interests, and the sensitivity of the fair value to adverse changes of 10% and 20% in each of the key assumptions, are set forth in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2015
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 22.1%	1.6% to 67.6%	2.0% to 24.9%
Weighted average discount rate	5.7%	7.6%	8.4%
Constant prepayment rate	6.5% to 27.8%	4.2% to 100.0%	0.5% to 20.8%
Weighted average constant prepayment rate	12.5%	14.0%	7.5%
Anticipated net credit losses(2)	NM	0.2% to 89.1%	3.8% to 92.0%
Weighted average anticipated net credit losses	NM	48.9%	54.4%
Weighted average life	1.3 to 21.0 years	0.3 to 18.1 years	0.9 to 19.0 years

	December 31, 2014
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 21.2%	1.1% to 47.1%	1.3% to 19.6%
Weighted average discount rate	8.4%	7.7%	8.2%
Constant prepayment rate	6.0% to 41.4%	2.0% to 100.0%	0.5% to 16.2%
Weighted average constant prepayment rate	15.3%	10.9%	7.2%
Anticipated net credit losses(2)	NM	0.0% to 92.4%	13.7% to 83.8%
Weighted average anticipated net credit losses	NM	51.7%	52.5%
Weighted average life	0.0 to 16.0 years	0.3 to 14.4 years	0.0 to 24.4 years

Note: Citi Holdings held no subordinated interests in mortgage securitizations as of December 31, 2015 and 2014.

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

		Non-agency-sponsored mortgages(1)
In millions of dollars at December 31, 2015	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$2,563	$179	$553
Discount rates
Adverse change of 10%	$(65)	$(8)	$(25)
Adverse change of 20%	(127)	(15)	(49)
Constant prepayment rate
Adverse change of 10%	(102)	(3)	(9)
Adverse change of 20%	(196)	(6)	(18)
Anticipated net credit losses
Adverse change of 10%	NM	(6)	(7)
Adverse change of 20%	NM	(11)	(14)

		Non-agency-sponsored mortgages(1)
In millions of dollars at December 31, 2014	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$2,374	$310	$554
Discount rates
Adverse change of 10%	$(69)	$(7)	$(30)
Adverse change of 20%	(134)	(13)	(57)
Constant prepayment rate
Adverse change of 10%	(93)	(3)	(9)
Adverse change of 20%	(179)	(5)	(18)
Anticipated net credit losses
Adverse change of 10%	NM	(6)	(9)
Adverse change of 20%	NM	(10)	(16)

Note: Citi Holdings held no subordinated interests in mortgage securitizations as of December 31, 2015 and December 31, 2014.

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of changes in capitalized MSRs
The following table summarizes the changes in capitalized MSRs:

In millions of dollars	2015	2014
Balance, beginning of year	$1,845	$2,718
Originations	214	217
Changes in fair value of MSRs due to changes in inputs and assumptions	110	(344)
Other changes(1)	(350)	(429)
Sale of MSRs	(38)	(317)
Balance, as of December 31	$1,781	$1,845

(1)	Represents changes due to customer payments and passage of time.

Schedule of fees received on servicing previously securitized mortgages
The Company receives fees during the course of servicing previously securitized mortgages. The amounts of these fees were as follows:

In millions of dollars	2015	2014	2013
Servicing fees	$552	$638	$800
Late fees	16	25	42
Ancillary fees	31	56	100
Total MSR fees	$599	$719	$942

Schedule of key assumptions for measuring fair value of retained interests at the date of sale or securitization of CDOs and CLOs
The key assumptions used to value retained interests in CLOs, and the sensitivity of the fair value to adverse changes of 10% and 20% are set forth in the tables below:

	Dec. 31, 2015	Dec. 31, 2014
Discount rate	1.4% to 49.6%	1.4% to 49.2%

	Dec. 31, 2015	Dec. 31, 2014
Discount rate	1.4% to 49.6%	1.4% to 49.2%

In millions of dollars	Dec. 31, 2015	Dec. 31, 2014
Carrying value of retained interests	$918	$1,555
Discount rates
Adverse change of 10%	$(5)	$(10)
Adverse change of 20%	(10)	(20)

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs

In millions of dollars	Dec. 31, 2015	Dec. 31, 2014
Carrying value of retained interests	$918	$1,555
Discount rates
Adverse change of 10%	$(5)	$(10)
Adverse change of 20%	(10)	(20)

Schedule of asset-based financing
The primary types of Citigroup’s asset-based financings, total assets of the unconsolidated VIEs with significant involvement, and the Company’s maximum exposure to loss are shown below. For the Company to realize the maximum loss, the VIE (borrower) would have to default with no recovery from the assets held by the VIE.

	December 31, 2015
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$17,459	$6,528
Corporate loans	1,274	1,871
Hedge funds and equities	385	55
Airplanes, ships and other assets	38,380	17,137
Total(1)	$57,498	$25,591

	December 31, 2014
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$7,987	$4,003
Corporate loans	460	473
Hedge funds and equities	—	—
Airplanes, ships and other assets	35,957	15,646
Total	$44,404	$20,122

(1)	The increase in the total unconsolidated VIE assets and related maximum exposure to unconsolidated VIEs is due to normal, yet increased, client activity.

Schedule of selected cash flow information related to asset-based financing he following table summarizes selected cash flow information related to asset-based financings:

In billions of dollars	2015	2014	2013
Proceeds from new securitizations	$—	$0.5	$0.5
Cash flows received on retained interests and other net cash flows	—	0.3	1.0